Supplement to the
Fidelity Advisor Asset Manager® Funds
Class A, Class M, Class C and Class I
November 29, 2017
Prospectus

The following information replaces the information for each fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Avishek Hazrachoudhury (co-manager) has managed the fund since April 2018.

Geoff Stein (co-manager) has managed the fund since June 2009.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Avishek Hazrachoudhury is co-manager of the funds, which he has managed since April 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.

Geoff Stein is co-manager of the funds, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers LLC and as a portfolio manager.

AAR-18-01 1.885797.122	April 28, 2018

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2017
Prospectus

The following information replaces the information for each fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Geoff Stein (co-manager) has managed the fund since June 2009.

Avishek Hazrachoudhury (co-manager) has managed the fund since April 2018.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Avishek Hazrachoudhury is co-manager of the funds, which he has managed since April 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.

Geoff Stein is co-manager of the funds, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers LLC and as a portfolio manager.

AR-18-01 1.899421.114	April 28, 2018